License and Collaboration Agreements (Tables)	12 Months Ended
Dec. 31, 2016
Sanofi [Member]
Schedule of Revenue Recognized and Assets and Liabilities under Collaborative Arrangements

The Company recognized no revenue under the Sanofi agreement during the years ended December 31, 2016 or 2015. During the year ended December 31, 2014, the Company recognized revenue based on the following components of the Sanofi agreement:

(in thousands)	Year Ended December 31, 2014
Upfront payment	$39,306
Milestone payment	16,377
Development services	18,904
Manufacturing services and other	17,709
Total	$92,296